Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PRUDENTIAL GLOBAL TOTAL RETURN FUND, INC.
Prospectus Date	rr_ProspectusDate	Feb. 05, 2021
Document Creation Date	dei_DocumentCreationDate	Mar. 02, 2021